Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts	¥ 25,435,692	¥ 26,102,138
Other receivables, allowance for doubtful accounts	11,443,605	11,480,597
Amounts due from related parties, allowance for doubtful accounts	69,880,157	107,453,024
Other non-current assets, allowance for doubtful accounts	644,447	0
Accrued payroll and welfare expenses	11,028,008	36,586,982
Income tax payable	29,812,224	85,448,960
Other tax payable	2,744,062	750,706
Amounts due to related parties-current	5,992,010	16,617,178
Deferred revenue - current from related parties	2,091,273	5,404,145
Deferred revenue - current	1,621,856	8,989,449
Other current liabilities	38,841,490	41,230,282
Deferred revenue - non-current from related parties		278,302
Deferred revenue - non-current	1,179,245	1,179,245
Contingent Liabilities		282,450,000
Operating Lease Liability	¥ 7,285,438	¥ 10,046,206
Shareholders’ Equity:
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, shares issued | shares	191,052,818	194,862,818
Ordinary shares, shares outstanding | shares	191,052,818	194,862,818
Consolidated VIE and VIE's subsidiaries
Accrued payroll and welfare expenses	¥ 4,331,827	¥ 29,283,711
Income tax payable	651,587	51,926,637
Other tax payable	0	0
Amounts due to related parties-current	115,748,800	11,131,830
Deferred revenue - current from related parties	1,954,481	5,068,643
Deferred revenue - current	0	625,118
Other current liabilities	(271,617)	7,184,238
Deferred revenue - non-current from related parties	0	278,301
Deferred revenue - non-current	0	0
Contingent Liabilities	0	282,450,000
Operating Lease Liability	¥ 0	¥ 0